Balance sheet details - Schedule Of Inventory Current (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total inventories	$ 2,533	$ 2,114
DWave System [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Raw materials		2,103	$ 2,516
Work-in-process		11	5
Total inventories		$ 2,114	$ 2,521